EMPLOYEE BENEFITS - Defined benefit pension plan - Allocation of plan assets (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Brazil
Allocation for plan assets
Fixed income	98.00%	98.00%
Others	2.00%	2.00%
Total	100.00%	100.00%
North America
Allocation for plan assets
Fixed income	58.10%	48.30%
Variable income	36.50%	45.00%
Others	5.40%	6.70%
Total	100.00%	100.00%
Defined benefit pension plan
Allocation for plan assets
Target allocation of shares (as a percent)	50.00%	50.00%
Target allocation of debt securities (as a percent)	40.00%	40.00%
Target allocation of alternative securities (as a percent)	10.00%	10.00%